Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit - USD ($)	Convertible Preferred Stock	Class F Stock	Class A Common Stock Growth Capital Acquisition Corp	Class B Common Stock Growth Capital Acquisition Corp	Common Stock	Additional Paid-in Capital Growth Capital Acquisition Corp	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit Growth Capital Acquisition Corp	Accumulated Deficit	Growth Capital Acquisition Corp	Total
Balance at Mar. 31, 2019				$ 431		$ 139,269			$ (136,942)		$ 2,758
Balance (in Shares) at Mar. 31, 2019				4,312,500
Contribution from stockholder						9,000					9,000
Net income (loss)									(9,715)		(9,715)
Balance at Mar. 31, 2020				$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Balance at Dec. 31, 2019	$ 46,847,000						$ 1,336,000	$ (10,000)		$ (38,563,000)		$ (37,237,000)
Balance (in Shares) at Dec. 31, 2019	15,342,075	8,402,000			27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs	$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)	6,299,559
Stock transfer (in Shares)	29,857	(29,857)
Issuance of common stock upon exercise of stock options							225,000					$ 225,000
Issuance of common stock upon exercise of stock options (in Shares)					180,091							305,091
Stock-based compensation							725,000					$ 725,000
Unrealized gain on available-for-sale, net of tax								3,000				3,000
Foreign currency translation adjustment								(11,000)				(11,000)
Net income (loss)										(19,634,000)		(19,634,000)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431		152,355	2,286,000	(18,000)	(146,771)	(58,197,000)	6,015	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500	27,184,882
Balance at Mar. 31, 2020				$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Net income (loss)
Balance at Jun. 30, 2020				$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Jun. 30, 2020				4,312,500
Balance at Mar. 31, 2020				$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Net income (loss)											(114)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431		152,355	2,286,000	(18,000)	(146,771)	(58,197,000)	6,015	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500	27,184,882
Balance at Mar. 31, 2020				$ 431		148,269			(146,657)		2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Contribution from stockholder						4,086					4,086
Net income (loss)									8,261,624		8,261,624
Accretion of Class A common stocks subject to possible redemption						(152,355)			(14,460,466)		(14,612,821)
Class A common stock subject to possible redemption			$ (1,725)								(1,725)
Class A common stock subject to possible redemption (in Shares)			(17,250,000)
Balance at Mar. 31, 2021				$ 431					(6,345,499)		(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability			$ 1,725								$ 1,725
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability (in Shares)			17,250,000								17,250,000
Balance at Jun. 30, 2020				$ 431		148,269			(146,657)		$ 2,043
Balance (in Shares) at Jun. 30, 2020				4,312,500
Net income (loss)
Sale of common stock						4,086					4,086
Balance at Sep. 30, 2020				$ 431		152,355			(146,657)		6,129
Balance (in Shares) at Sep. 30, 2020				4,312,500
Net income (loss)									(114)		(114)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431		152,355	2,286,000	(18,000)	(146,771)	(58,197,000)	6,015	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500	27,184,882
Issuance of common stock upon exercise of stock options							620,000					$ 620,000
Issuance of common stock upon exercise of stock options (in Shares)					434,025							359,025
Stock-based compensation							5,043,000					$ 5,043,000
Unrealized gain on available-for-sale, net of tax								(4,000)				(4,000)
Foreign currency translation adjustment								(21,000)				(21,000)
Net income (loss)										(37,242,000)		(37,242,000)
Balance at Dec. 31, 2021	$ 99,470,000			$ 431			7,949,000	(43,000)	(13,904,839)	(95,439,000)	(13,904,408)	(87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500	27,618,907
Balance at Mar. 31, 2021				$ 431					(6,345,499)		(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Net income (loss)									(1,525,461)		(1,525,461)
Balance at Jun. 30, 2021				$ 431					(7,870,960)		(7,870,529)
Balance (in Shares) at Jun. 30, 2021				4,312,500
Balance at Mar. 31, 2021				$ 431					(6,345,499)		(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Net income (loss)											(7,559,340)
Balance at Dec. 31, 2021	$ 99,470,000			$ 431			7,949,000	(43,000)	(13,904,839)	(95,439,000)	(13,904,408)	(87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500	27,618,907
Balance at Jun. 30, 2021				$ 431					(7,870,960)		(7,870,529)
Balance (in Shares) at Jun. 30, 2021				4,312,500
Net income (loss)									(6,394,588)		(6,394,588)
Balance at Sep. 30, 2021				$ 431					(14,265,548)		(14,265,117)
Balance (in Shares) at Sep. 30, 2021				4,312,500
Net income (loss)									360,709		360,709
Balance at Dec. 31, 2021	$ 99,470,000			$ 431			$ 7,949,000	$ (43,000)	$ (13,904,839)	$ (95,439,000)	$ (13,904,408)	$ (87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500	27,618,907